SCHEDULE OF PRINCIPAL SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Swift Top Capital Resources Limited [member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Name of subsidiary	Swift Top Capital Resources Limited
Date of incorporation	November 20, 2012
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Trading of logs
Parquet Nature (France) S.A.R.L. [member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Name of subsidiary	Parquet Nature (France) S.A.R.L.
Date of incorporation	August 21, 2012
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	France
Principal activities	Trading of logs
Choi Chon Investment Company Limited [member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Name of subsidiary	Choi Chon Investment Company Limited
Date of incorporation	March 12, 2015
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Macau
Principal activities	Trading of wood products
South American Wood S.A.C. [member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Name of subsidiary	South American Wood S.A.C.
Date of incorporation	December 16, 2019
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Peru
Principal activities	Trading of wood products
Nature Carbon Peru S.A.C. [member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Name of subsidiary	Nature Carbon Peru S.A.C.
Date of incorporation	May 6, 2025
Percentage of effective ownership	100.00%
Place of incorporation	Peru
Principal activities	Trading of wood products